Investment securities - Maturities of amortized costs/FV/Avg yield (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 149
Due from 1 to 5 years, amortized cost	2
Due from 5 to 10 years, amortized cost	445
Total, amortized cost		SFr 972
Total, amortized cost, before allowance for credit losses	596
Due within 1 year, fair value	149
Due from 1 to 5 years, fair value	2
Due from 5 to 10 years, fair value	456
Total, fair value	SFr 607	1,006
Due within 1 year, average yield (as a percent)	0.26%
Due from 1 to 5 years, average yield (as a percent)	3.75%
Due from 5 to 10 years, average yield (as a percent)	(0.01%)
Total, average yield (as a percent)	0.07%
Bank
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 149
Due from 5 to 10 years, amortized cost	446
Total, amortized cost		970
Total, amortized cost, before allowance for credit losses	595
Due within 1 year, fair value	149
Due from 5 to 10 years, fair value	456
Total, fair value	SFr 605	SFr 1,004
Due within 1 year, average yield (as a percent)	0.26%
Due from 5 to 10 years, average yield (as a percent)	(0.01%)
Total, average yield (as a percent)	0.05%